SEAFARER OVERSEAS GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (91.8%)
Belgium (2.0%)
Anheuser-Busch InBev SA, ADR	USD	700,000	$42,203,000

Total Belgium			42,203,000

Brazil (6.8%)
Ambev SA, ADR	USD	15,500,000	41,230,000
Itau Unibanco Holding SA, ADR	USD	8,750,000	43,575,000
Odontoprev SA	BRL	10,000,000	22,417,903
XP, Inc., Class A(a)	USD	1,819,000	32,414,580

Total Brazil			139,637,483

China / Hong Kong (16.8%)
Alibaba Group Holding, Ltd.(a)	HKD	5,675,000	78,023,697
China Foods, Ltd.	HKD	95,314,000	35,518,768
DFI Retail Group Holdings, Ltd.	USD	10,000,000	32,000,260
First Pacific Co., Ltd.	HKD	73,000,000	25,457,576
Jardine Matheson Holdings, Ltd.	USD	853,715	45,379,723
Pacific Basin Shipping, Ltd.	HKD	113,000,000	39,876,506
Pico Far East Holdings, Ltd.	HKD	8,132,000	1,599,109
Want Want China Holdings, Ltd.	HKD	62,500,000	40,706,274
WH Group, Ltd.	HKD	44,065,000	27,138,075
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	30,002,000	21,869,723

Total China / Hong Kong			347,569,711

Czech Republic (1.7%)
Moneta Money Bank AS	CZK	9,413,000	34,750,786

Total Czech Republic			34,750,786

Hungary (3.8%)
Richter Gedeon Nyrt	HUF	3,500,000	79,034,914

Total Hungary			79,034,914

India (4.0%)
Computer Age Management Services, Ltd.	INR	851,397	23,804,310
L&T Technology Services, Ltd.	INR	731,000	30,014,063
Petronet LNG, Ltd.	INR	11,000,000	29,281,526

Total India			83,099,899

	Currency	Shares	Value
Japan (3.6%)
Rohm Co., Ltd.	JPY	925,000	$74,121,682

Total Japan			74,121,682

Mexico (5.0%)
Bolsa Mexicana de Valores SAB de CV	MXN	10,500,000	22,800,510
Coca-Cola Femsa SAB de CV, ADR	USD	600,000	45,708,000
Wal-Mart de Mexico SAB de CV	MXN	9,017,000	35,219,476

Total Mexico			103,727,986

Peru (1.4%)
Credicorp, Ltd.	USD	213,000	28,605,900

Total Peru			28,605,900

Poland (2.3%)
CD Projekt SA	PLN	1,500,000	48,403,212

Total Poland			48,403,212

Qatar (1.9%)
Qatar Gas Transport Co., Ltd.	QAR	37,613,950	39,367,932

Total Qatar			39,367,932

Singapore (6.2%)
Venture Corp., Ltd.	SGD	6,200,000	87,552,443
Wilmar International, Ltd.	SGD	12,800,000	39,795,500

Total Singapore			127,347,943

South Africa (3.4%)
Sanlam, Ltd.	ZAR	21,500,000	69,566,092

Total South Africa			69,566,092

South Korea (20.1%)
Coway Co., Ltd.	KRW	1,130,000	51,243,645
Hyundai Mobis Co., Ltd.	KRW	580,000	96,980,156
Innocean Worldwide, Inc.	KRW	629,253	22,924,436
NAVER Corp.	KRW	240,000	39,870,161
Orion Corp.	KRW	85,000	8,603,785
Samsung Biologics Co., Ltd.(a)	KRW	140,000	90,395,245
Samsung C&T Corp.	KRW	245,000	23,662,454
Samsung Electronics Co., Ltd.	KRW	525,000	26,150,383
Samsung SDI Co., Ltd.	KRW	98,000	54,919,414

Total South Korea			414,749,679

	Currency	Shares	Value
Taiwan (2.3%)
Accton Technology Corp.	TWD	5,750,000	$46,990,601

Total Taiwan			46,990,601

Thailand (3.1%)
Bangkok Dusit Medical Services PCL, Class F	THB	44,000,000	39,782,900
Siam Cement PCL	THB	2,300,000	23,467,635

Total Thailand			63,250,535

United Arab Emirates (3.7%)
Emaar Properties PJSC	AED	26,276,000	39,926,822
National Central Cooling Co. PJSC	AED	48,197,777	35,428,929

Total United Arab Emirates			75,355,751

United Kingdom (1.9%)
Mondi PLC	GBP	2,069,000	39,016,838

Total United Kingdom			39,016,838

Vietnam (1.8%)
PetroVietnam Gas JSC	VND	8,000,000	36,420,549

Total Vietnam			36,420,549

TOTAL COMMON STOCKS
(Cost $1,854,667,271)			1,893,220,493

PREFERRED STOCKS (4.1%)
South Korea (4.1%)
Samsung Electronics Co., Ltd.	KRW	1,900,000	85,260,776

Total South Korea			85,260,776

TOTAL PREFERRED STOCKS
(Cost $70,288,498)			85,260,776

TOTAL INVESTMENTS
(Cost $1,924,955,769) (95.9%)			$1,978,481,269

Cash and Other Assets, Less Liabilities (4.1%)			84,948,889
NET ASSETS (100.0%)			$2,063,430,158

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

ADR American Depositary Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CZK	-	Czech Republic Koruna
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
GBP	-	United Kingdom Pound
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition (Unaudited)
Beverages	7.9%
Electronic Equipment, Instruments & Components	7.0%
Food Products	6.8%
Technology Hardware, Storage & Peripherals	5.4%
Banks	5.2%
Auto Components	4.7%
Life Sciences Tools & Services	4.4%
Internet & Direct Marketing Retail	3.8%
Pharmaceuticals	3.8%
Semiconductors & Semiconductor Equipment	3.6%
Insurance	3.4%
Industrial Conglomerates	3.3%
Oil, Gas & Consumable Fuels	3.3%
Food & Staples Retailing	3.2%
Health Care Providers & Services	3.0%
Capital Markets	2.7%
Household Durables	2.5%
Communications Equipment	2.3%
Entertainment	2.3%
Real Estate Management & Development	2.0%
Marine	1.9%
Paper & Forest Products	1.9%
Interactive Media & Services	1.9%
Gas Utilities	1.8%
Water Utilities	1.7%
Professional Services	1.5%
Media	1.2%
Construction Materials	1.2%
IT Services	1.1%
Distributors	1.1%
Cash and Other Assets, Less Liabilities	4.1%
Total	100.0%

SEAFARER OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (91.5%)
Belgium (2.6%)
Anheuser-Busch InBev SA, ADR	USD	32,000	$1,929,280

Total Belgium			1,929,280

Brazil (9.7%)
Ambev SA, ADR	USD	539,000	1,433,740
Itau Unibanco Holding SA, ADR	USD	344,000	1,713,120
Odontoprev SA	BRL	760,000	1,703,761
XP, Inc., Class A	USD	126,000	2,245,320

Total Brazil			7,095,941

China / Hong Kong (32.5%)
China Foods, Ltd.	HKD	5,603,000	2,087,958
China Yangtze Power Co., Ltd., Class A	CNY	661,990	2,038,929
DFI Retail Group Holdings, Ltd.	USD	619,000	1,980,816
First Pacific Co., Ltd.	HKD	5,190,000	1,809,929
Giordano International, Ltd.	HKD	5,200,000	1,365,883
Greatview Aseptic Packaging Co., Ltd.	HKD	1,953,000	533,976
Jardine Matheson Holdings, Ltd.	USD	31,160	1,656,328
Melco International Development, Ltd.	HKD	2,304,000	2,998,423
Pacific Basin Shipping, Ltd.	HKD	6,311,000	2,227,085
Pico Far East Holdings, Ltd.	HKD	5,538,000	1,089,014
Shangri-La Asia, Ltd.	HKD	2,772,000	2,420,258
Want Want China Holdings, Ltd.	HKD	2,367,000	1,541,628
WH Group, Ltd.	HKD	3,395,000	2,090,861

Total China / Hong Kong			23,841,088

Czech Republic (2.7%)
Moneta Money Bank AS	CZK	534,000	1,971,414

Total Czech Republic			1,971,414

Georgia (3.5%)
Bank of Georgia Group PLC	GBP	20,000	658,341
Georgia Capital PLC	GBP	203,174	1,916,192

Total Georgia			2,574,533

India (2.3%)
Petronet LNG, Ltd.	INR	630,000	1,677,033

Total India			1,677,033

	Currency	Shares	Value
Mexico (2.3%)
Coca-Cola Femsa SAB de CV, ADR	USD	22,000	$1,675,960

Total Mexico			1,675,960

Peru (2.2%)
Credicorp, Ltd.	USD	12,200	1,638,460

Total Peru			1,638,460

Qatar (2.7%)
Qatar Gas Transport Co., Ltd.	QAR	1,860,000	1,946,734

Total Qatar			1,946,734

Russia (0.0%)(a)
Global Ports Investments PLC, GDR(b)	USD	100,000	1,000

Total Russia			1,000

Singapore (7.6%)
Genting Singapore, Ltd.	SGD	2,770,000	2,097,886
HRnetgroup, Ltd.	SGD	2,823,000	1,742,699
Wilmar International, Ltd.	SGD	559,000	1,737,944

Total Singapore			5,578,529

South Korea (8.4%)
Innocean Worldwide, Inc.	KRW	56,178	2,046,631
Samsung C&T Corp.	KRW	18,500	1,786,757
Samsung SDI Co., Ltd.	KRW	4,200	2,353,689

Total South Korea			6,187,077

Thailand (2.5%)
Siam Cement PCL	THB	179,000	1,826,394

Total Thailand			1,826,394

United Arab Emirates (4.9%)
Emaar Properties PJSC	AED	1,174,000	1,783,913
National Central Cooling Co. PJSC	AED	2,481,137	1,823,819

Total United Arab Emirates			3,607,732

United Kingdom (2.6%)
Mondi PLC	GBP	102,000	1,923,498

Total United Kingdom			1,923,498

	Currency	Shares	Value
Vietnam (5.0%)
Petrovietnam Fertilizer & Chemicals JSC	VND	860,000	$1,605,989
PetroVietnam Technical Services Corp.	VND	1,873,080	2,045,030

Total Vietnam			3,651,019

TOTAL COMMON STOCKS
(Cost $60,940,361)			67,125,692

PREFERRED STOCKS (0.2%)
South Korea (0.2%)
Samsung C&T Corp.	KRW	1,800	155,611

Total South Korea			155,611

TOTAL PREFERRED STOCKS
(Cost $184,192)			155,611

TOTAL INVESTMENTS
(Cost $61,124,553) (91.7%)			$67,281,303

Cash and Other Assets, Less Liabilities (8.3%)			6,078,197
NET ASSETS (100.0%)			$73,359,500

(a)	Less than 0.05%.
(b)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as a Level 3 security.

ADR American Depositary Receipt
GDR Global Depository Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition (Unaudited)
Hotels, Restaurants & Leisure	10.2%
Food Products	9.8%
Beverages	9.7%
Banks	8.1%
Capital Markets	5.7%
Oil, Gas & Consumable Fuels	5.0%
Industrial Conglomerates	4.9%
Media	4.3%
Electronic Equipment, Instruments & Components	3.2%
Marine	3.0%
Energy Equipment & Services	2.8%
Independent Power and Renewable Electricity Producers	2.8%
Food & Staples Retailing	2.7%
Paper & Forest Products	2.6%
Water Utilities	2.5%
Construction Materials	2.5%
Professional Services	2.4%
Real Estate Management & Development	2.4%
Health Care Providers & Services	2.3%
Chemicals	2.2%
Specialty Retail	1.9%
Other Industries (each less than 1%)	0.7%
Cash and Other Assets, Less Liabilities	8.3%
Total	100.0%

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2023 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2023 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2023 (Unaudited)

The following is a summary of the inputs used to value each Fund as of January 31, 2023:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Belgium	$42,203,000	$–	$–	$42,203,000
Brazil	139,637,483	–	–	139,637,483
China / Hong Kong	–	347,569,711	–	347,569,711
Czech Republic	–	34,750,786	–	34,750,786
Hungary	–	79,034,914	–	79,034,914
India	–	83,099,899	–	83,099,899
Japan	–	74,121,682	–	74,121,682
Mexico	103,727,986	–	–	103,727,986
Peru	28,605,900	–	–	28,605,900
Poland	–	48,403,212	–	48,403,212
Qatar	–	39,367,932	–	39,367,932
Singapore	–	127,347,943	–	127,347,943
South Africa	69,566,092	–	–	69,566,092
South Korea	–	414,749,679	–	414,749,679
Taiwan	–	46,990,601	–	46,990,601
Thailand	–	63,250,535	–	63,250,535
United Arab Emirates	35,428,929	39,926,822	–	75,355,751
United Kingdom	–	39,016,838	–	39,016,838
Vietnam	–	36,420,549	–	36,420,549
Preferred Stocks	–	85,260,776	–	85,260,776
Total	$419,169,390	$1,559,311,879	$–	$1,978,481,269

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2023 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$1,929,280	$–	$–	$1,929,280
Brazil	7,095,941	–	–	7,095,941
China / Hong Kong	–	23,841,088	–	23,841,088
Czech Republic	–	1,971,414	–	1,971,414
Georgia	1,916,192	658,341	–	2,574,533
India	–	1,677,033	–	1,677,033
Mexico	1,675,960	–	–	1,675,960
Peru	1,638,460	–	–	1,638,460
Qatar	–	1,946,734	–	1,946,734
Russia	–	–	1,000	1,000
Singapore	–	5,578,529	–	5,578,529
South Korea	–	6,187,077	–	6,187,077
Thailand	–	1,826,394	–	1,826,394
United Arab Emirates	1,823,819	1,783,913	–	3,607,732
United Kingdom	–	1,923,498	–	1,923,498
Vietnam	2,045,030	1,605,989	–	3,651,019
Preferred Stocks	–	155,611	–	155,611
Total	$18,124,682	$49,155,621	$1,000	$67,281,303

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

For the three months ended January 31, 2023, the Seafarer Overseas Growth and Income Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Seafarer Overseas Value Fund:

Asset Type	Balance as of October 31, 2022	Accrued Discount/ Premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of January 31, 2023	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at January 31, 2023
Common Stocks	$1,000	$–	$–	$–	$–	$–	$–	$–	$–	$1,000	$–
Total	$1,000	$–	$–	$–	$–	$–	$–	$–	$–	$1,000	$–

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2023 (Unaudited)

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each share class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk

Certain countries have been susceptible to epidemics, most recently Covid-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which the Funds invest), and thereby could adversely affect the performance of the Funds’ investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the performance of the Funds’ investments.